Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Financial assets and liabilities

6.11. Recognized fair value measurements

Accounting policy

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

Specific valuation techniques used to value financial instruments include:
i.     the use of quoted market prices;
ii.    for swaps we use the present value of estimated future cash flows based on observable market curves; and
iii.   for other financial instruments we analyze discounted cash flow.

All resulting fair value estimates are included in level 2, when fair values have been determined based on present values and the discount rates used have been adjusted for counterparty or own credit risk.

The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the Board.

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the treasury assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of Company’s policy, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Board. When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: inputs represent unadjusted quoted prices for identical instruments traded in active markets.
•	Level 2: inputs include directly or indirectly observable inputs (other than Level 1 input) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the majority of the Company’s investments in securities, derivative contracts and bonds.
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs). Management is required to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Specific valuation techniques used to value financial instruments include:

i.	the use of quoted market prices

ii.

the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates. Estimated cash flows are discounted using a yield curve constructed from similar sources and which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty; this is calculated based on credit spreads derived from current credit default swap; and

iii.	for other financial instruments we analyze discounted cash flow.

The market values of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 6.6) is based on their quoted market price are as follows:

	Company	December 31, 2021	December 31, 2020
Senior notes 2023	Cosan Luxembourg S.A.	100.26%	101.02%
Senior notes 2024	Rumo Luxembourg S.à r.l.	—	104.17%
Senior notes 2024	Cosan Limited	—	103.22%
Senior notes 2025	Rumo Luxembourg S.à r.l.	103.04%	105.96%
Senior notes 2027	Cosan Luxembourg S.A.	103.79%	108.20%
Senior notes 2028	Rumo Luxembourg S.à r.l.	103.42%	108.75%
Senior notes 2029	Cosan S.A.	104.39%	110.05%
Senior notes 2032	Rumo Luxembourg S.à r.l.	94.34%	—
Perpetual notes	Cosan Luxembourg S.A.	102.17%	102.88%

All of the resulting fair value estimates are included in level 2 except for a contingent consideration payable where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2021	December 31, 2020	December 31, 2021			December 31, 2020
	Note			Level 1	Level 2	Level 3	Level 1	Level 2
Assets
Investment funds	6.1	8,103,713	2,155,446	—	8,103,713	—	—	2,155,446
Marketable securities	6.2	4,388,007	3,669,109	—	4,388,007	—	—	3,669,109
Other financial assets		320,193	69,126	—	320,193	—	69,126	—
Investment properties		3,886,696	—	—	—	3,886,696	—	—
Derivate financial instruments	6.10	4,732,926	8,140,700	—	4,732,926	—	—	8,140,700
Total		21,431,535	14,034,381	—	17,544,839	3,886,696	69,126	13,965,255
Liabilities
Loans, borrowings and debentures	6.6	(45,659,037)	(42,249,460)	(30,157,655)	(20,214,600)	—	(24,971,099)	(18,855,850)
Consideration payable		—	(224,787)	—	—	—	—	(224,787)
Derivative financial instruments	6.10	(1,076,161)	(446,061)	—	(1,076,161)	—	—	(446,061)
Total		(46,735,198)	(42,920,308)	(30,157.655)	(21,290,761)	—	(24,971,099)	(19,526,428)

6.12.      Financial risk management

This note explains the Company’s exposure to financial risks and how these risks could affect the group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - prices	(i) Future commercial transactions.	(i) Cash flow forecasting (ii) Sensitivity analysis	Future electric energy price (purchase and sale).
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends, and investment property	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit.
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, tax installments, leases, derivatives, payables to related parties and dividends.	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities.

The Company’s Management identifies, evaluates and hedges financial risks in close co-operation with the Company’s operating units. The Board provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Where all relevant criteria are met, hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. This will effectively result in recognizing interest expense at a fixed interest rate for the hedged floating rate loans and inventory at the fixed foreign currency rate for the hedged purchases.

The Company may opt for the formal designation of new debt operations for which it has swap-type derivative financial instruments for exchange variation and interest, as measured at fair value. The option for fair value (“Fair Value Option”) is intended to eliminate or inconsistencies in the result arising from differences between the measurement credits of certain liabilities and their hedging instruments. Thus, both the swaps and the respective debts are now measured at fair value. Such option is irrevocable and must only be made in the initial accounting record of the operation.The Company’s policy is to maintain capital base to promote the confidence of investors, creditors and the market, and to ensure the future development of the business. Management monitors that the return on capital is adequate for each of its businesses.

The usage of financial instruments in order to protect against these areas of volatility is determined through an analysis of the risk exposure that management intends to cover.

6.5. Related parties

Accounting policy

Commercial operations, involving related parties, are carried out at normal market prices. Financial and corporate transactions are carried out in accordance with the contracts established between the parties. Outstanding balances at year end are not guaranteed, are not subject to interest and are settled in cash. There were no guarantees given or received on any accounts receivable or payable involving related parties. At the end of each period, an analysis of the recovery of amounts and receivables is carried out and for the years ended December 31, 2021 and 2020 no provision was recognized.

Balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

a)      Summary of balances with related parties

	December 31, 2021	December 31, 2020
Current assets
Corporate / agreement operations
Raízen Energia S.A.(i)	38,710	73,913
Termag - Terminal Marítimo de Guarujá S.A.	14,286	—
Aguassanta Participações S.A.	2,956	837
Raízen S.A.(i)	15,489	11,171
Other	361	17,171
	71,802	103,092
Financial operations
Raízen Energia S.A.(i)	8,933	—
Raízen S.A.(i)	45	—
Rio Minas Mineração S.A.	17,500	—
Aguassanta Participações S.A.(ii)	—	576,957
	26,478	576,957
Total current assets	92,280	680,049
Non-current assets
Corporate / agreement operations
Raízen S.A.(i)	47,732	45,895
Termag - Terminal Marítimo de Guarujá S.A.	64,286	—
Other	—	48,571
	112,018	94,466
Preferred shares
Raízen Energia S.A.(i)	205,958	155,175
Other	235	—
	206,193	155,175
Total non-current assets	318,211	249,641
Total assets	416,491	929,690
Current liabilities
Corporate / agreement operations
Raízen Energia S.A.(i)	50,289	146,722
Raízen S.A.(i)	171,084	154,366
Other	6,365	1,158
	227,738	302,246
Financial operations
Raízen S.A.(i)	11,959	—
Raízen Energia S.A.(i)	47,912	4,834
	59,871	4,834
Total liabilities	287,609	307,080

(i)	Current and non-current assets receivable from Raízen Energia and Raízen S.A. are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen S.A. related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
(ii)	On December 11, 2020, the Company disposed of 13,021,744 shares that were held in treasury to Aguassanta Investimentos S.A. (“Aguassanta”) paid on January 8, 2021.

b)     Related party transactions

	December 31, 2021	December 31, 2020	December 31, 2019
Revenue
Raízen International Universal Corporation	—	5,143	—
Raízen Energia	469,053	483,934	298,980
Raízen S.A.	210,447	186,359	221,369
Other	—	268	7,010
	679,500	675,704	527,359
Purchase of goods / inputs / services
Raízen Energia	(32,153)	(6,160)	(7,010)
Raízen S.A.	(1,543,917)	(1,130,531)	(1,240,781)
Other	—	(939)	—
	(1,576,070)	(1,137,630)	(1,247,791)
Shared expense
Raízen Energia	(73,831)	(81,018)	(71,978)
	(73,831)	(81,018)	(71,978)
Financial result
Usina Santa Luiza S.A.	—	—	(41)
Raízen Energia	139	4	—
Raízen S.A.	4,798	6,341	5,729
Other	—	47	(5)
	4,937	6,392	5,683
Total	(965,464)	(536,552)	(786,727)

c)      Officers’ and directors’ compensation

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, contributions to a post-employment defined benefit plan and share-based payment. We present below the consolidated balance as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Short-term benefits to officers and directors	177,405	102,250	88,440
Share-based payment transactions	68,209	15,441	16,823
Long-term benefits to officers and directors	5,863	—	—
Post-employment benefits	750	1,045	728
	252,227	118,736	105,991

6.6. Loans, borrowings and debentures

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs. Borrowings are subsequently measured at amortized cost.

Borrowings are derecognized when the obligation specified in the contract is discharged, canceled or expires. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting exercise.

Financial guarantee contracts issued by the Business are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

i.	the amount of the obligation under the contract; and

ii.	the amount initially recognized less, where appropriate, cumulative amortization recognized in accordance with the revenue recognition policies.

The terms and conditions of outstanding loans are as follows:

Description	Index	Annual interest rate	December 31, 2021	December 31, 2020	Maturity	Objective
Secured
BNDES	URTJLP	7.49%	2,598,623	3,321,839	Dec-2029	Investment
	Fixed	5.69%	461,756	647,435	Jan-2025	Investment
	IPCA	7.46%	—	796	Nov-2021	Investment
	IPCA	11.08%	646,624	—	Jan-2048	Investment
	Fixed	3.50%	727	1,077	Jan-2024	Investment
	URTJLP	10.34%	—	396	Mar-2022	Investment
	IPCA + 3.25%	13.60%	945,663	807,438	Apr-2029	Investment
	IPCA + 4.10%	14.53%	154,843	175,374	Apr-2029	Investment
Export credit agreement	Euribor + 0.58%	0.58%	95,460	104,108	Sep-2026	Investment
	CDI + 1.03%	10.79%	86,707	—	Feb-2023	Investment
	CDI + 2.25%	12.28%	60,700	—	May-2026	Investment
	CDI + 0.80%	10.02%	515,928	—	Dec-2023	Investment
Resolution 4,131	U.S.$	0.90%	148,932	—	Nov-2022	Working Capital
Debentures	CDI + 1.79%	11.10%	753,770	—	Jun-2027	Investment
	CDI + 1.30%	10.57%	746,725	—	Oct-2027	Investment
	IPCA + 4.77%	15.27%	694,898	—	Jun-2031	Investment
European investment bank	U.S.$ + Libor 6-month + 0.54%	0.80%	—	30,817	May-2021	Investment
	U.S.$ + Libor 6-month + 0.61%	0.80%	—	57,813	Sep-2021	Investment
			7,911,356	5,147,093
Unsecured
Foreign loans	GBP + Libor 6-month + 1.50%	1.68%	—	143,039	Jul-2021	Working capital
	GBP | Fixed	1.40%	37,674	35,556	Nov-2022	Working capital
	GBP + Libor 6-month + 1.10%	1.17%	—	142,091	Dec-2021	Acquisition
	GBP + Libor 6-month + 1.50%	1.92%	263,501	248,666	Dec-2022	Acquisition
	EUR | Fixed	4.42%	857	2,095	Sep-2022	Investment
	GBP | Fixed	1.90%	150,649	—	Dec-2023	Investment
Export credit notes	CDI + 1.03%	3.12%	—	82,185	Feb-2023	Investment
	CDI + 0.80%	2.72%	—	505,061	Dec-2023	Investment
	CDI + 3.05%	5.01%	—	208,464	Mar-2021	Investment
	CDI + 3.15%	5.11%	—	468,516	Mar-2021	Investment
Resolution 4,131	U.S.$ | Fixed	1.60%	—	483,625	Nov-2022	Working capital
	CDI	4.60%	—	206,908	Apr-2021	Working capital
	U.S.$ + 3.67%	3.67%	438,823	415,232	May-2023	Investment
	U.S.$ + 1.59%	1.59%	—	388,912	Apr-2021	Investment
	U.S.$ + 1.36%	1.36%	414,378	—	Feb-2024	Investment
Banking credit certificates	IPCA + 0.81%	5.31%	—	239,068	Jan-2048	Working capital
Perpetual Notes	U.S.$	8.25%	2,825,420	2,631,100	Nov-2040	Acquisition
Senior Notes Due 2023	U.S.$ | Fixed	5.00%	685,550	569,466	Mar-2023	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	7.38%	—	4,514,289	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	5.95%	—	1,232,844	Sep-2024	Acquisition
Senior Notes Due 2025(i)	U.S.$ | Fixed	5.88%	2,981,335	3,067,359	Jan-2025	Acquisition
Senior Notes Due 2027	U.S.$ | Fixed	7.00%	4,305,928	4,379,812	Jan-2027	Acquisition
Senior Notes Due 2028(ii)	U.S.$ | Fixed	5.25%	2,700,621	2,640,840	Jan-2028	Acquisition
Senior Notes Due 2029	U.S.$ | Fixed	5.50%	4,226,142	3,932,483	Sep-2029	Acquisition
Senior Notes Due 2032(iii)	U.S.$ | Fixed	4.20%	2,800,716	—	Jan-2032	Acquisition
Prepayment	Libor 3-month + 3.50%	5.57%	—	27,129	Mar-2021	Working capital
	Libor 3-month + 1.00%	1.59%	111,955	104,318	Nov-2021	Working capital
	1.27% Base 360	1.27%	166,355	—	Jul-2023	Working capital
Bank overdrafts	125.5% of CDI	5.53%	—	4,318	Jan-2020	Working capital
Debentures	IPCA + 4.68%	15.17%	543,752	595,847	Feb-2026	Investment
	IPCA + 4.50%	14.97%	1,483,873	739,202	Feb-2029	Investment
	IPCA + 3.60%	11.53%	361,862	—	Sep-2020	Investment
	CDI + 2.65%	12.04%	1,858,837	1,740,551	Aug-2025	Investment
	IPCA + 6.80%	17.50%	891,972	803,745	Apr-2030	Investment
	IPCA + 3.90%	14.31%	1,018,844	1,025,777	Oct-2029	Investment

	IPCA + 5.73%	16.33%	505,584	—	Oct-2033	Investment
	IPCA + 4.00%	8.53%	—	255,501	Oct-2029	Investment
	IPCA + 4.00%	14.42%	952,671	—	Dec-2035	Investment
	IPCA + 4.54%	15.02%	126,668	—	Jun-2036	Investment
	IPCA + 7.48%	18.25%	165,478	299,524	Dec-2022	Investment
	IPCA + 7.36%	18.12%	108,451	97,956	Dec-2025	Investment
	IPCA + 5.87%	16.48%	873,474	890,658	Dec-2023	Investment
	IPCA + 4.33%	14.79%	501,278	452,457	Oct-2024	Investment
	IGPM + 6.10%	12.11%	352,235	298,706	May-2028	Investment
	CDI + 0.50%	9.70%	2,033,161	2,007,848	Oct-2022	Investment
	CDI + 1.95%	11.28%	717,651	—	Aug-2024	Investment
	IPCA + 5,12%	15.66%	484,974	—	Aug-2031	Investment
	IPCA + 5,22%	15.77%	477,578	—	Aug-2036	Investment
	CDI + 1.65%	7.90%	774,215	—	Aug-2028	Working capital
	CDI + 2.00%	11.33%	930,301	—	Aug-2031	Working capital
	IPCA + 5.75%	16.35%	374,761	—	Aug-2031	Working capital
Working capital	CDI + 2.75%	10.90%	100,157	100,045	Jun-2022	Working capital
Promissory notes	CDI + 3.00%	12.33%	—	601,058	Apr-2021	Investment
	CDI + 3.40%	12.73%	—	520,116	Apr-2021	Investment
			37,747,681	37,102,367
Total			45,659,037	42,249,460
Current			4,241,368	4,929,069
Non-current			41,417,669	37,320,391

(i)	On January 18, 2022, Rumo redeemed its 5.875% senior notes due in 2025, in the amount of U.S.$500,000, equivalent to R$2,780,500 pursuant to the terms of the indenture governing the notes.
Sustainability-linked bonds
(ii)	On July 10, 2020, Rumo completed an offering of 5.250% senior notes due 2028 in an aggregate principal amount of U.S.$500,000. The proceeds of this offering were used to finance certain green projects including the replacement or locomotives and rolling stock, infrastructure to double lines, new yards and extension of yards, and railway modernization.
(iii)	On September 22, 2021, Rumo completed an offering of 4.200% sustainability-linked notes due 2032 in an aggregate principal amount of U.S.$500,000. The proceeds of this offering were used for general corporate purposes, including repayment of Rumo’s indebtedness.
Rumo’s Sustainability Performance Target would result in Greenhouse Gas Emissions not exceeding 11.82 gtCO2e/TKU (gases Co2 equivalent, per net ton-kilometer - which is a freight activity-based metric) by December 31, 2026. For the year ended December 31, 2020, our Greenhouse Gas Emissions were equal to 14.34 gtCO2e/TKU.
From and including July 18, 2027, the interest rate payable on the notes shall be increased by 25 basis points to 4.450% per annum unless in respect of the year ended December 31, 2026: (i) the Sustainability Performance Target has been satisfied and (ii) the satisfaction of the Sustainability Performance Target has been confirmed by the External Verifier.

The Company used the annual average rate of the CDI of 9.15% and Long-term Interest Rate (Taxa de Juros de Longo Prazo), or “TJLP,” of 5.32%.

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2021	December 31, 2020
13 to 24 months	4,339,743	3,759,874
25 to 36 months	2,968,458	3,667,857
37 to 48 months	4,029,690	7,480,137
49 to 60 months	984,015	4,298,007
61 to 72 months	6,902,914	640,000
73 to 84 months	4,701,952	5,427,729
85 to 96 months	6,595,854	4,023,694
Thereafter	10,895,043	8,023,093
	41,417,669	37,320,391

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2021	December 31, 2020
Brazilian reais	23,304,742	17,022,405
U.S. dollar	21,806,154	24,551,500
British pound	451,824	569,352
Euro	96,317	106,203
	45,659,037	42,249,460

All debts denominated in U.S. dollar have currency risk protection through derivative financial instruments (Note 6.10), except for perpetual notes.

Fair value hedge

Currently the Company has adopted the hedge accounting of fair value for some its operations. Both the hedging instruments and the hedged items are measured and recognized at fair value through profit or loss.

There is an economic relationship between the hedged item and the hedge instrument, since the terms of the interest rate and foreign exchange swap correspond to the terms of the fixed rate loan, that is, notional amount, term and payment. The Company established a 1:1 hedge ratio for hedge relationships, since the underlying risk of the interest rate and exchange rate swap is identical to the hedged risk component. To test the effectiveness of the hedge, the Company uses the discounted cash flow method and compares the changes in the fair value of the hedge instrument with the changes in the fair value of the hedged item attributable to the hedged risk. The sources of hedge ineffectiveness that are expected to affect the hedging relationship during its term evaluated by the Company are mainly: (i) reduction or modification of the hedged item; and (ii) a change in the credit risk of the Company or the counterparty of the contracted swaps. The amounts related to the items designated as hedge instruments were as following:

		Book value		Accumulated fair value adjustment
		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	Notional
Exchange rate hedge
Designated items
Senior notes 2024 (Rumo Luxembourg)	—	—	(4,514,289)	—	(959,017)
Senior notes 2025 (Rumo Luxembourg)	1,740,550	—	(3,067,359)	355,409	(779,581)
Senior notes 2028 (Rumo Luxembourg)	2,791,600	(2,700,621)	—	108,756	—
Senior notes 2032 (Rumo Luxembourg)	2,758,400	(2,938,939)	—	(14,775)	—
Senior notes 2024 (Cosan Limited)	—	—	(1,232,844)	—	(18,357)
Debt	7,290,550	(5,639,560)	(8,814,492)	449,390	(1,756,955)

Derivative financial instruments
Senior swaps notes 2024 (Rumo Luxembourg)	—	—	2,118,028	—	1,021,045
Senior swaps notes 2025 (Rumo Luxembourg)	—	—	1,341,379	(120,326)	825,015
Senior swaps notes 2028 (Rumo Luxembourg)	(2,791,600)	266,526	—	277,542	—
Senior swaps notes 2032 (Rumo Luxembourg)	(2,259,375)	675,572	—	675,572	—
Senior swaps notes 2024 (Cosan Limited)	—	—	463,502	—	(78,913)
Derivative	(5,050,975)	942,098	3,922,909	832,788	1,767,147

Total	2,239,575	(4,697,462)	(4,891,583)	1,282,178	10,192

		Book value		Accumulated fair value adjustment
	Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Interest rate hedge
Debenture 3rd issue - 3rd series (Comgás)	—	—	—	—	575
Debenture 5th issue - single series (Comgás)	684,501	(873,474)	(890,658)	17,184	(22,040)
Debenture 9th issue - 1st series (Comgás)	500,000	(484,974)	—	(484,974)	—
Debenture 9th issue - 2nd series (Comgás)	500,000	(477,578)	—	(477,578)	—
BNDES Project VIII (i)	1,000,000	(921,949)	—	(921,949)	—
Debenture (Rumo)	5,530,408	(5,359,574)	(1,281,278)	149,491	(239,437)
Senior notes 2023 (Cosan Luxembourg)	—	—	(569,466)	(188,083)	(237,050)
Debt	8,214,909	(8,117,549)	(2,741,402)	(1,905,909)	(497,952)
Derivative financial instruments
Debenture 3rd issue - 3rd series (Comgás)	—	—	—	—	862
Debenture 5th issue - single series (Comgás)	(684,501)	(189,928)	211,741	(401,669)	10,731
Debenture 9th issue - 1st series (Comgás)	(500,000)	5,776	—	5,776	—
Debenture 9th issue - 2nd series (Comgás)	(500,000)	12,939	—	12,939	—
BNDES Project VIII (i)	(1,000,000)	51,220	—	51,220	—
Debenture (Rumo)	(5,556,236)	(75,806)	176,693	(196,959)	183,595
Senior swaps notes 2023 (Cosan Luxembourg)	—	—	392,899	10,057	(42,532)
Derivative	(8,240,737)	(195,799)	781,333	(518,636)	152,656
Total	(25,828)	(8,313,348)	(1,960,069)	(2,424,545)	(345,296)

(i)	In the subsidiary Comgás, the exposure of the BNDES Project VIII debt is substantially protected by the hedge contracted in July 2021, with a portion of less than 3% not protected and for practical purposes its segregation at amortized cost becomes irrelevant.

Fair value option

Certain derivative instruments have not been linked to documented hedge structures.

The Company chose to designate the protected liabilities (hedge objects) to record at fair value through profit or loss.

			Book value		Accumulated fair value adjustment
		Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Exchange rate
Objects
Senior Notes 2027	US$+7.0%	(3,627,325)	(4,305,928)	(4,379,812)	313,052	(349,181)
Export Credit Agreement	EUR + 0.58%	(100,198)	(95,460)	—	(1,337)	—
Resolution 4,131 (Rumo)	US$ + 2.20%	(220,000)	(148,932)	—	4,412	—
EIB 3ª Tranche	US$ + LIBOR6M + 0.54%	—	—	(30,817)	—	156
EIB 4ª Tranche	US$ + LIBOR6M + 0.61%	—	—	(57,813)	—	308
Resolution 4,131 (Comgás - 2018)	US$ + 3.67%	(268,125)	(438,823)	(415,232)	(18,230)	(24,247)
Resolution 4,131 (Comgás - 2020)	US$ + 1.59%	—	—	(388,912)	—	1,967
Resolution 4,131 (Comgás - 2021)	US$ + 1.36%	(407,250)	(414,378)	—	5,526	—
Total		(4,622,898)	(5,403,521)	(5,272,586)	303,423	(370,997)
Derivative instruments
Swap Notes 2027	R$ + 126.85% do CDI	3,627,325	2,047,237	2,272,648	45,181	1,320,629
Inflation and interest rate swaps	R$ + 107% do CDI	100,198	30,535	—	(3,096)	—
Inflation and interest rate swaps	R$ + 118% do CDI	220,000	47,527	—	20,019	—
EIB 3rd Tranche	R$ + 88.5% do CDI	—	—	21,176	844	24,927
EIB 4th Tranche	R$ + 81.1% do CDI	—	—	39,256	2,583	26,219
Resolution 4,131 (Comgás - 2018)	R$ + 107.9% do CDI	268,125	168,358	154,627	20,794	117,080
Resolution 4,131 (Comgás - 2020)	R$ + CDI + 2.75%	—	—	(6,214)	15,711	(12,904)
Resolution 4,131 (Comgás - 2021)	R$ + CDI + 1.25%	407,250	(514)	—	(6,628)	—
Derivative total		4,622,898	2,293,143	2,481,493	95,408	1,475,951
Total		—	(3,110,378)	(2,791,093)	398,831	1,104,954
			Book value		Accumulated fair value adjustment
		Notional	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Interest rate
Objects
Debenture (Rumo)	IPCA + 4,68%	(500,000)	(543,752)	—	82,474	—
Debenture (Rumo)	IPCA + 4,50%	(600,000)	(676,798)	—	131,153	—
Total		(1,100,000)	(1,220,550)	—	213,627	—
Derivative instruments
Foreign exchange and interest swap	107% CDI	500,000	71,375	—	(11,682)	—
Foreign exchange and interest swap	105% CDI	600,000	82,344	—	(41,468)	—
Derivative total		1,100,000	153,719	—	(53,150)	—
Total		—	(1,066,831)	—	160,477	—

a)      Market risk

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Company uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee. Generally, the Company seeks to apply hedge accounting to manage volatility in profit or loss.

  Foreign exchange risk

Net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar, British pound and Euro:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	3,811,598	2,995,284
Trade receivables	93,326	24,619
Trade payables	(4,721)	(229,750)
Loans, borrowings and debentures	(19,640,300)	(25,227,055)
Leases	(108,365)	(99,217)
Contingent consideration	(234,960)	(224,787)
Derivative financial instruments	21,105,358	17,981,375
Foreign exchange exposure, net	5,021,936	(4,779,531)

The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments and the impact on other components of equity arises from foreign forward exchange contracts designated as cash flow hedges.

A reasonably possible strengthening (weakening) of the Brazilian reais to U.S. dollar and Euro on December 31, 2021 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. Stressed scenarios (positive and negative effects before tax effects) were defined based on changes of a 25% and 50% to the U.S. dollar and Euro exchange rate used in the probable scenario. The Company’s exposure to foreign currency changes for all other currencies is not material.

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Currency fluctuation	81,621	1,054,926	2,028,231	(891,684)	(1,864,989)
Trade receivables	Currency fluctuation	76,502	100,347	124,191	52,658	28,813
Trade payables	Currency fluctuation	(1,414)	(926)	(438)	(1,902)	(2,389)
Derivative financial instruments	Currency fluctuation	2,457,838	3,676,786	6,946,953	(2,863,548)	(6,133,715)
Loans, borrowings and debentures	Currency fluctuation	(424,712)	(7,017,875)	(13,489,738)	5,925,849	12,397,712
Leases	Currency fluctuation	(2,321)	(29,992)	(57,663)	23,351	53,022
Contingent consideration	Currency fluctuation	239,993	299,991	359,989	179,995	119,997
Impacts on profit or loss		2,427,507	(1,916,743)	(4,088,475)	2,424,719	4,598,451

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/€)
	December 31, 2021	Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.5805	5.7000	7.1250	8.5500	4.2750	2.8500
	€6.3210	6.5550	8.1938	9.8325	4.9163	3.2775
	£7.5242	7.9230	9.9038	11.8845	5.9423	3.9615

  Interest rate risk

The Company and its subsidiaries monitor the fluctuations in variable interest rates in connection with its borrowings and uses derivative instruments in order to minimize variable interest rate fluctuation risks.

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

		Variation scenario
Exposure interest rate	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	1,623,771	1,995,927	2,385,014	1,423,642	1,116,070
Marketable securities	487,145	598,464	714,627	430,749	340,218
Lease and concession in installments	(121,902)	(152,377)	(182,853)	(91,426)	(60,951)
Leases	(371,433)	(371,433)	(371,433)	(371,433)	(371,433)
Derivative financial instruments	1,327,786	(1,365,311)	(2,073,012)	223,066	1,124,171
Loans, borrowings and debentures	(2,244,669)	(2,760,945)	(3,184,050)	(1,914,734)	(1,491,629)
Other financial liabilities	(71,996)	(88,073)	(104,151)	(55,918)	(39,840)
Impacts on profit or loss	628,702	(2,143,748)	(2,815,858)	(356,054)	616,606

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil (Banco Central do Brasil), or “BACEN,” as follows:

	Probable	25%	50%	(25)%	(50)%
SELIC	11.15%	13.94%	16.73%	8.36%	5.58%
CDI	11.15%	13.94%	16.73%	8.36%	5.58%
TJLP462 (TJLP + 1% p.a.)	7.60%	9.25%	10.90%	5.95%	4.30%
TJLP	6.60%	8.25%	9.90%	4.95%	3.30%
IPCA	4.61%	5.76%	6.91%	3.46%	2.30%
IGPM	5.19%	6.48%	7.78%	3.89%	2.59%
Libor	1.16%	1.45%	1.74%	0.87%	0.58%
Fed Funds	0.90%	1.13%	1.35%	0.68%	0.45%

  Price risk
  Financial position and unrealized gains on electricity trading operations, net

Electricity trading operations are carried out in an active market and recognized at fair value through profit or loss, based on the difference between the contracted price and the market price of open contracts at the reporting date.

This fair value is estimated mainly based on the price quotations used in the active over-the-counter market, insofar as such observable market data exist, and, to a lesser extent, by the use of valuation techniques that consider prices established in operations of purchase and sale and market prices estimated by specialized entities, when such information is available.

Statement of financial position balances referring to outstanding energy trading operations are as follows:

	December 31, 2021			December 31, 2020
	Assets	Liabilities	Net gain	Assets	Liabilities	Net gain
Electricity trading	69,576	(317,699)	(248,123)	96,595	(268,018)	(189,018)

The main risk factor that impacts the pricing of energy trading operations is the exposure to market energy prices. The scenarios for sensitivity analysis considering this factor are prepared using market data and specialized sources, considering future prices, applied to the market curves as of December 31, 2021, as follows:

		Variation scenario
	Probable	25%	50%	(25)%	(50)%
Unrealized loss from electricity trading	(248,123)	(244,212)	(240,302)	(252,034)	(255,942)

The projection of settlement of positions, at nominal value, follows the schedule below:

	2022	2023	2024	Above 2025
Positions to be settled	(248,115)	(13,822)	1,093	12,721

b)     Credit risk

The Company’s regular operations expose it to potential defaults when customers, suppliers and counterparties are unable to comply with their financial or other commitments. The Company seeks to mitigate this risk by entering into transactions with a diverse pool of counterparties. However, the Company continues to remain subject to unexpected third-party financial failures that could disrupt its operations.

The exposure to credit risk was as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	16,174,130	13,642,918
Trade receivables	2,745,853	2,033,441
Marketable securities	4,388,007	3,669,109
Restricted cash	58,990	—
Derivative financial instruments	4,732,926	8,140,700
Receivables from related parties	416,491	929,690
Dividends receivable	519,965	80,755
Restricted cash	320,193	34,562
	29,356,555	28,531,175

The Company is also exposed to risks in connection with its cash management activities and temporary investments.

Liquid assets are invested primarily in government security and other investments in Banks with a minimum grade of “A.” Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy.

The credit risk of lease receivables is classified into two categories of customers: (i) Level 1 and (ii) Level 2. Most investment properties of subsidiaries are leased to customers classified as Level 1, with no history of late payment or default and with a sound financial situation. To mitigate the credit risk related to lease receivables, the Company's policy limits its exposure to Level 2 customers to a minimum. For accounts receivable related to the sale of investment properties, the risk is mitigated by granting ownership of land to the customer only when a down payment for the transaction is received. In addition, title to ownership is transferred only upon receipt of outstanding payments in full.

Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed on an annual basis and may be updated throughout the year. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. The credit risk on cash and cash equivalents, marketable securities and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2021	December 31, 2020
AAA	23,080,390	20,878,272
AA	2,239,266	3,991,846
BBB	34,397	617,171
	25,354,053	25,487,289

c)      Liquidity risk

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The financial assets and liabilities of the Company by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2021					December 31, 2020
	Up to 1 year	1 - 2 years	3 - 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(5,845,774)	(6,628,072)	(12,124,037)	(32,777,404)	(57,375,287)	(46,012,176)
Trade payables	(3,253,504)	—	—	—	(3,253,504)	(2,629,734)
Other financial liabilities	(726,423)	—	—	—	(726,423)	(562,763)
Tax installments - REFIS	(52,805)	(3,453)	(1,395)	(143,011)	(200,664)	(203,222)
Leases	(413,310)	(413,692)	(1,133,476)	(13,671,334)	(15,631,812)	(14,348,296)
Railway concession payable under litigation	(187,972)	(201,876)	(198,532)	(596,696)	(1,185,076)	(1,219,188)
Payables to related parties	(287,609)	—	—	—	(287,609)	(315,433)
Dividends payable	(799,634)	—	—	—	(799,634)	(24,238)
Derivative financial instruments	(1,064,207)	(1,078)	1,380,014	5,998,479	6,313,208	3,988,524
Preferred shareholders payable in subsidiaries	—	—	—	—	—	(387,044)
	(12,631,238)	(7,248,171)	(12,077,426)	(41,189,966)	(73,146,801)	(61,713,570)

d)     Capital management risk

The Company's policy is to maintain a solid capital base to promote the trust of its parent companies, creditors and the market, and to ensure the future development of the business. Management monitors the return on capital, which is defined by the Company as the result of its operating activities divided by the total shareholders' equity, so that it is adequate for each of its businesses.

6.    Financial assets and liabilities

Accounting policy

The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs, except those measured at amortized cost maintained within a business model with the objective to obtain contractual cash flows that meet the criteria of principal and interest only.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income.

The classification is based on two criteria: (i) the Company’s business model for managing assets; and (ii) whether the contractual cash flows of the instruments represent only payments of principal and interest on the principal amount outstanding.

The Company recognizes its financial assets at amortized cost for financial assets that are maintained within a business model in order to obtain contractual cash flows that meet the “Principal and Interest” criteria. This category includes trade receivables, cash and cash equivalents, receivables from related parties, other financial assets and dividends and interest on capital receivable.

Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or convention in the market (regular trading) are recognized on the trade date, that is, the date on which the Company commits to buy or sell the asset.

No remeasurement of financial assets was carried out.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Financial liabilities are classified as measured at amortized cost or at fair value through profit or loss. A financial liability is classified as at fair value through profit or loss if it is classified as held-for-sale, it is a derivative or it is designated as such on initial recognition. Financial liabilities at fair value through profit or loss are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Any gain or loss on derecognition is also recognized in profit or loss.

The carrying amount of financial assets and financial liabilities are as follows:

	Note	December 31, 2021	December 31, 2020
Assets
Fair value through profit or loss
Cash and cash equivalents	6.1	8,103,713	2,155,446
Marketable securities	6.2	4,388,007	3,669,109
Other financial assets	6.4	320,193	69,126
Derivate financial instruments	6.10	4,732,926	8,140,700
		17,544,839	14,034,381
Amortized cost
Cash and cash equivalents	6.1	8,070,417	11,487,472
Trade receivables	6.3	2,745,853	2,033,441
Restricted cash	6.2	58,990	34,562
Receivables from related parties	6.5	416,491	929,690
Sector financial assets	6.9	558,310	241,749
Dividend receivable		519,965	80,755
		12,370,026	14,807,669
Total assets		29,914,865	28,842,050
Liabilities
Amortized cost
Loans, borrowings and debentures	6.6	(25,444,437)	(23,393,880)
Leases	6.7	(3,267,678)	(3,001,847)
Trade payables	6.8	(3,253,504)	(2,630,054)
Consideration payable		(234,960)	(224,787)
Other financial liabilities (i)		(726,423)	(594,188)
Payables to related parties	6.5	(287,609)	(307,080)
Railroad concession payable	13	(3,054,248)	(1,154,919)
Preferred shareholders payable in subsidiaries		—	(387,044)
Dividends payable		(799,634)	(1,413,222)
Sector financial liabilities	6.9	(1,372,283)	(565,911)
Tax installments - REFIS	15	(200,664)	(202,377)
		(38,641,440)	(33,875,309)
Fair value through profit or loss
Loans, borrowings and debentures	6.6	(20,214,600)	(18,855,580)
Derivative financial instruments	6.10	(1,076,161)	(446,061)
		(21,290,761)	(19,301,641)
Total liabilities		(59,932,201)	(53,176,950)

(i)	The balance substantially presented comes from the subsidiary Rumo and refers to amounts that were advanced by its suppliers with financial institutions. As of December 31, 2021 the balance was R$576,786 (R$413,470 as of December 31, 2020). These operations had Banco Itaú and Banco Bradesco as counterparties, at an average rate of 10.60% p.a. (3.00% p.a. on December 31, 2020). The average payment term of these operations is around 90 days.

6.1. Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash balances, deposits held at call and highly liquid investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of change in value.

	December 31, 2021	December 31, 2020
Cash and bank accounts	98,116	4,134,074
Savings account	2,594,723	986,379
Financial investments	13,481,291	8,522,465
	16,174,130	13,642,918

Financial investments include the following:

	December 31, 2021	December 31, 2020
Investment fund
Repurchase agreements	1,680,328	1,672,688
Bank certificate of deposits	6,423,385	475,213
Other	—	7,545
	8,103,713	2,155,446
Bank investments
Repurchase agreements(i)	974,494	1,293,833
Bank certificate of deposits(ii)	2,321,614	5,015,244
Other(iii)	2,081,470	57,942
	5,377,578	6,367,019
	13,481,291	8,522,465

(i)	Repurchase agreements refer to the purchase of securities, with a commitment to repurchase them at a rate previously established by the parties, usually with a fixed term of up to 90 days, for which there are no penalties or other restrictions for their early redemption.
(ii)	Bank deposit certificates (Certificado de Depósito Bancário), or “CDB,” are securities issued by Brazilian financial institutions, with original maturities of up to 90 days, without penalties or other restrictions for their early redemption.
(iii)	The line other in bank investments substantially refers to investments in time deposits at Banco Bradesco S.A. Grand Cayman and Banco do Brasil S.A. in London for the amounts of Rumo Luxembourg S.à.r.l., for the raising of Sustainability-Linked Notes due 2032, with weighted remuneration of 49 bps (0.47% per annum) on December 31, 2021.

The onshore financial investments are remunerated at rates around 100% of the interbank deposit certificate (Certificados de Depósitos Interbancários), or “CDI,” in 2021 (97% of CDI in 2020) and offshore financial investments are remunerated at rates around 100% of Fed Funds. The sensitivity analysis on interest rate risks is presented in Note 6.12.

6.2. Marketable securities and restricted cash

Accounting policy

Marketable securities are measured and classified at fair value through profit or loss. The securities include all equity securities with a readily determinable fair value. Fair values for equity securities are deemed readily determinable if the securities are listed or if a current market value or fair value is available even without a direct listing (e.g., prices for shares in investment funds).

Restricted cash are measured and classified at amortized cost, both of them with the average maturity of government bonds between two and five years, however they can be promptly redeemed and are subject to an insignificant risk of change in value.

	December 31, 2021	December 31, 2020
Marketable securities
Government security (i)	4,371,645	3,543,886
CDB	1,051	116,963
ESG funds (ii)	15,311	—
Repurchase agreements	—	8,260
	4,388,007	3,669,109
Restricted cash
Securities pledged as collateral	58,990	34,562
	58,990	34,562

(i)	Government securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “Selic,” with a return of approximately 100% of the CDI.
(ii)	On October 6, 2021, the Company invested in the Fifth Wall Climate Tech Fund, from the United States, as an investor and partner in a business that also gives preferential access to investments in startups developing carbon solutions. The investment is measured at fair value through profit or loss maturing in 5 years.

6.3. Trade receivables

Accounting policy

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

To measure the expected credit losses, trade receivables have been grouped based on credit risk characteristics and days overdue. A loss allowance for expected credit losses is recognized in selling expense.

Expected loss rates are based on corresponding historical credit losses suffered in the period. Historical loss rates may be adjusted to reflect current and forward-looking information regarding macroeconomic factors that affect the customers’ ability to settle the receivables. The Company identified the interest rate implied in the agreement as the most relevant factor, and consequently adjusts historical loss rates based on the expected changes in this factor.

	December 31, 2021	December 31, 2020

Domestic – Brazilian reais	1,810,867	1,432,805
Export – foreign currency	74,450	68,867
Unbilled receivables(i)	975,588	667,793
	2,860,905	2,169,465

Expected credit losses	(115,052)	(136,024)
	2,745,853	2,033,441

Current	2,580,776	2,007,140
Non-current	165,077	26,301
	2,745,853	2,033,441

(i)	Unbilled revenue refers to the part of the gas supply in the month, whose measurement and billing have not yet been carried out.

The aging of trade receivables is as follows:

	December 31, 2021	December 31, 2020
Not overdue	2,484,633	1,814,202
Overdue:
From 1 to 30 days	206,244	166,467
From 31 to 60 days	21,130	23,169
From 61 to 90 days	22,351	14,156
More than 90 days	126,547	151,471
Expected credit losses	(115,052)	(136,024)
	2,745,853	2,033,441

Changes in the expected credit losses are as follows:

At January 1, 2020	(120,407)
Provision / reversal	(39,187)
Write-off	23,570
At December 31, 2020	(136,024)
Provision / reversal	(10,762)
Foreign exchange	(340)
Write-off	32,074
At December 31, 2021	(115,052)

6.4. Other financial assets

Accounting policy

Investments in shares are measured at fair value through profit or loss and are equity instruments whose objective is to hold for trading.

Financial assets at fair value through other comprehensive income (“OCI”) are non-derivative financial assets or are not classified in any of the above categories. Financial assets are at fair value through OCI initially recorded at fair value plus any directly attributable transaction costs.

After initial recognition, these are measured at fair value and changes other than impairment losses and foreign currency differences on debt instruments are recognized in other comprehensive income and presented within equity. When an investment is written off, the result accumulated in other comprehensive income is transferred to income.

The Company's investments in equity securities and certain debt securities are classified as financial assets at fair value through OCI.

The balance of other financial assets is composed as following:

	December 31, 2021	December 31, 2020
Tellus and Janus shares (i)	319,727	—
Other financial assets (ii)	466	69,126
	320,193	69,126

Current	466	69,126
Non-current	319,727	—
	320,193	69,126

(i)	The subsidiary Radar Propriedades Agrícola S.A. holds investments in preferred shares issued by its related parties Tellus Brasil Participações S.A. (“Tellus”) and Janus Brasil Participações S.A. (“Janus”), which also buy, sell and rent investment properties. These investments represent 5% of the preferred shares issued by the Tellus and Janus companies. The Company and the other shareholders are entitled to receive 90% of the proposed annual dividends. Investments are redeemable when the entities sell the investment properties, which are valued on a quarterly basis, according to fair market value. Securities are classified as financial instruments at fair value through other comprehensive income.
(ii)	On March 31, 2020, Cosan Lubes Investments Limited (“CLI”) received R$ 65,478 due to the satisfaction of the precedent conditions on December 31, 2019, as provided for in the investment agreement between the Company and CVC Fund VII (“CVC”). On April 15, 2021, the updated amount of R$ 69,155 was paid, according to the line “Receipt of consideration asset” in the cash flow.

6.8. Trade payables

Accounting policy

The carrying amounts of trade payables are the same as their fair values, due to their short-term nature. Trade payables are generally paid within 30 days of recognition.

	December 31, 2021	December 31, 2020
Materials and service suppliers	1,847,222	1,675,553
Natural gas and transportation suppliers	1,314,946	780,141
Electricity and transportation suppliers	74,893	141,418
Fuels and lubricants suppliers	118	727
Other	16,325	32,215
	3,253,504	2,630,054

6.9. Sector financial asset and liability

Accounting policy

Sector financial assets and liabilities are intended to offset the economic impacts on profit or loss of Comgás which arise from the difference between the cost of gas, the rates set by the administrative rulings issued by ARSESP, and the effective cost incurred by the Company, which will have to be adjusted through tariff review.

These differences between actual cost and cost considered in the tariff adjustments generate a right to the extent that the actual cost is higher than the cost specified in the tariff, or an obligation, when the actual costs are lower than those per the tariff. The differences are considered by ARSESP in the subsequent tariff adjustment and are included in Comgás’s tariff adjustment index.

As provided in Resolution No. 1,010 published by ARSESP, Comgás will be reimbursed for any balances existing at the end of the concession period or such balances will be returned to users within the period of 12 months before the end of the concession period, depending on whether the balances in regulatory accounts will be monetized and/or settled once they are included in the tariff on a prospective basis, which is determined up on each ARSESP ruling (which typically occur every quarter). The balance consists of: (i) the previous cycle (under amortization), which represents the balance approved by ARSESP already included in the tariff, and (ii) the cycle being constituted, which includes the differences to be approved by ARSESP in the next tariff adjustment.

In addition, this resolution covered the balance contained in the current account of taxes, which accumulated amounts related to tax credits used by Comgás, but which essentially are part of the tariff composition and must be subsequently transferred in the tariff.

The changes in net sector financial asset (liability) for the year ended December 31, 2021, were as follows:

	Sectorial assets	Sectorial liabilities	Total
At January 01, 2020	—	—	—
Cost of gas (i)	201,346	—	201,346
Tax credits (ii)	—	(565,911)	(565,911)
Interest (iii)	13,458	—	13,458
Other revenue (iv)	26,945	—	26,945
At December 31, 2020	241,749	(565,911)	(324,162)
Cost of gas (i)	228,153	—	228,153
Tax credits (ii)	—	(542,962)	(542,962)
Interest (iii)	19,699	(263,410)	(243,711)
Other revenue (iv)	68,709	—	68,709
At December 31, 2021	558,310	(1,372,283)	(813,973)

(i)	Refers to the cost of gas purchased higher than that contained in the tariffs, 100% classified in current assets, since ARSESP's resolution provides for tariff recovery on a quarterly basis for the industrial segment, which is a substantial part of the volume of gas distributed by the subsidiary Comgás.

(ii)	Exclusion of the ICMS from the PIS and COFINS calculation basis.

(iii)	Reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts.

(iv)	Corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços – Mercado), or “IGP-M,” for the residential and commercial segments.

6.10. Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

(i)	hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges); or

(ii)	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other gains / (losses).

The fair values of derivative financial instruments designated in hedge relationships are disclosed below. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 60% to 140%.

The Company has a portfolio of energy contracts (purchase and sale) aimed at meeting energy supply and demand requirements. There is also a portfolio of contracts that comprises forward positions, generally of short term. For this portfolio there is no purchase commitment with a sale contract.

The Company has flexibility to manage the contracts in this portfolio in order to obtain gains due to variations in market prices, considering its risk policies and limits. Contracts in this portfolio may be settled in cash or in another financial instrument (for example: by entering into an offset contract with a counterparty; or “undoing its position” of the contract before its exercise or expiration; or shortly after the purchase, making a sale in order to generate profit from short-term fluctuations in the price or gain with resale margin.

These energy purchase and sale transactions are carried out in an active market and meet the definition of financial instruments due to the fact that they are settled in cash and are readily convertible into money. These contracts are accounted for as derivatives and are recognized in the statement of financial position at fair value at the date a derivative contract is entered into and are remeasured to fair value at the end of the reporting period.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when the Company currently has a legally enforceable right to set off the recognized amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. The legally enforceable rights must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or counterparty.

The fair value of these derivatives is estimated partly based on price quotations published in active markets, to the extent that such observable market data exist, and partly through the use of valuation techniques which consider: (i) prices established in recent purchase and sale transactions, (ii) risk margin in supply, and (iii) forecast market price in the availability period. Whenever the fair value on initial recognition for these contracts differs from the transaction price, a fair vale gain or fair value loss is recognized at the end of the reporting date.

The impact of the hedging instruments on the consolidated statement of financial position is, as follows:

	Notional		Fair value
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Exchange rate derivatives
Forward agreements(i)	3,313,428	1,656,489	21,305	(10,227)
Electricity derivatives
Forward agreements(ii)	1,407,476	1,354,967	(248,123)	(189,423)
Fuel derivatives
Forward agreements	—	13,422	—	(348)
	1,407,476	1,368,389	(248,123)	(189,771)
Interest rate and exchange rate risk
Swap agreements (shares)(iii)	1,074,113	600,000	270,462	79,950
Swap agreements (inflation and interest rate)(iv)	6,590,408	2,229,136	77,913	408,867
Swap agreements (interest rate)(v)	3,019,917	3,399,997	154,654	755,355
Swap agreements (exchange and interest rate)(iv)	13,223,981	10,405,896	3,380,554	6,650,465
	23,908,419	16,635,029	3,883,583	7,894,637
Total financial instruments			3,656,765	7,694,639

Current assets			194,878	587,894
Non-current assets			4,538,048	7,552,806
Current liabilities			(925,650)	(321,890)
Non-current liabilities			(150,511)	(124,171)
Total			3,656,765	7,694,639

(i)	The Company and its subsidiaries TRSP and Moove have forward foreign exchange contracts to hedge exposures and expenses in foreign currency.

(ii)	The subsidiary Compass Gás e Energia has a portfolio of energy contracts (purchase and sale) aimed at meeting demands and offers for consumption or supply of energy. In addition, there is a portfolio of contracts that comprises forward positions, usually short-term. For this portfolio, there is no purchase commitment with a sales contract.

(iii)	During 2021, the Company entered into derivative negotiations, or Total Return Swap, with commercial banks. Under the Total Return Swap, which will have financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares adjusted by the dividends for the period and will pay annual interest referenced to CDI + Spread. The contracted value of CSAN3 shares with total return swap was 61,983,012 shares and the total initial value is R$1,074,113. Part of these operations are guaranteed by RAIL3 shares of its subsidiary Rumo S.A.. On December 31, the mark-to-market income, recorded in the Company's financial income line, was R$57,704.

(iv)	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.

(v)	The subsidiary Rumo contracted interest and exchange swap operations, in order to be assets in USD + fixed interest and liabilities as a percentage of CDI. In the interest and inflation swap operations, the Company is active in IPCA + fixed interest and passive in a percentage of the CDI.

Derivatives are only used for economic hedging purposes and not as speculative investments.

Below are the movements in loans, borrowings and debentures occurred for the year ended December 31, 2021:

At January 1, 2020	29,052,215
Proceeds	10,336,257
Repayment of principal	(3,397,060)
Payment of interest	(1,782,976)
Interest, exchange rate and fair value	8,041,024
At December 31, 2020	42,249,460
Proceeds	12,548,547
Repayment of principal	(9,925,067)
Payment of interest	(2,321,868)
Interest, exchange rate and fair value	3,107,965
At December 31, 2021	45,659,037

a)      Guarantees

Until September 2021, financing agreements with the European Investment Bank (“EIB”), intended for investments, were guaranteed by a bank guarantee, in accordance with each contract. On September 15, 2021, these bank guarantees were settled, due to the expiration of the loan term. On December 31, 2021, the balance of bank guarantees contracted was R$79,020 (R$133,000 on December 31, 2020).

Some financing agreements with the Brazilian National Economic and Social Development Bank (Banco Nacional de Desenvolvimento Econômico e Social), or “BNDES,” intended for investments, are also guaranteed, according to each agreement, by bank guarantees with an average cost of 1.04% p.a. or by real guarantees (assets) and escrow account. On December 31, 2021, the balance of bank guarantees contracted was R$3,328,076 (R$3,687,323 as of December 31, 2020).

b)     Available credit line

As of December 31, 2021, the Company had credit lines in banks with AA rating, which were not used, in the total amount of R$ 250,000 (R$ 250,000 on December 31, 2020), R$ 898,023 (R$ 487,378 as of December 31, 2020), to Rumo S.A. and R$ 2,500,000 to Comgás.

The use of these credit lines is subject to certain contractual conditions.

c)      Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
Debenture 1st issue - Cosan S.A.		2.26
Resolution 4,131 - Comgás		1.59
BNDES - Comgás	Net debt(i)/EBITDA(ii) cannot exceed 4.00
Debentures of 5th to 8th issues – Comgás
Debenture of 4th issue – Comgás	Short-term indebtedness/Total indebtedness(iii) cannot exceed 0.6	0.34
Senior Notes Due 2027 – Cosan S.A.	Net debt pro forma(iv)/EBITDA pro forma(ii | iv) not higher than or equal to 3.5	2.11
Senior Notes Due 2029 – Cosan S.A.
Senior Notes Due 2025 – Rumo	Net debt(i)/EBITDA(ii) not higher than or equal to 3.3	2.79
BNDES – Rumo	EBITDA/Consolidated financial result(v) not higher than or equal to 2.0	4.91
(i)	Net debt consists of current and non-current debt, net of cash and cash equivalents and marketable securities recorded in these consolidated financial statements. Net debt is a non-GAAP measure.
(ii)	Corresponds to the accumulated EBITDA of the last twelve months.
(iii)	Indebtedness means the sum of current and noncurrent loans, financing and debentures, leases and current and noncurrent derivative financial instruments.
(iv)	Net debt and EBITDA pro forma, including joint ventures financial information. Net debt and EBITDA pro forma are a non-GAAP measure
(v)	The consolidated financial result of the debt is represented by the cost of the consolidated net debt.

For the other loans, borrowings and debentures of the Company there are no debt financial and non-financial covenants.

On December 31, 2021, the Company was in compliance with all debt financial and non-financial covenants.

The terms of loans included cross-default provisions.

d)     Fair value and exposure to financial risk

The fair value of the loans and debentures is based on the discounted cash flow using its implicit discount rate. They are classified as a level 2 fair value in the hierarchy (Note 6.11) due to the use of unobservable data, including own credit risk.

The details of the Company’s exposure to risks arising from loans are shown in Note 6.12.

6.7. Leases

Accounting policy

At the beginning or in the modification of a contract, the Company assesses whether a contract is or contains a lease.

The lease liability is initially measured at the present value of lease payments that are not made on the start date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined immediately, by the Company’s incremental loan rate. The Company generally uses its incremental loan rate as a discount rate. At December 31, 2021 and 2020, the lessee’s incremental borrowing rate applied to the lease liabilities follows a range from 10.90% to 14.20% per year.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments included in the measurement of the lease liability comprise the following:

i.	fixed payments, including fixed payments in essence;

ii.	variable lease payments that depend on index or rate, initially measured using the index or rate on the start date;

iii.	amounts expected to be paid by the lessee, in accordance with the residual value guarantees; and

iv.

the exercise price of the call option if the lessee is reasonably certain to exercise that option, and payment of fines for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease.

To determine the incremental borrowing rate, the Company:

i.	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received;

ii.	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Company, which does not have recent third-part financing; and

iii.	makes adjustments specific to the lease, e.g., term, country, currency and security.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

In determining the lease term, the Company considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

For leases of warehouses, retail stores and equipment, the following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the group is typically reasonably certain to extend (or not terminate).
•	If any leasehold improvements are expected to have a significant remaining value, the Company is typically reasonably certain to extend (or not terminate).
•	Otherwise, the Company considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.

Most extension options in offices and vehicles leases have not been included in the lease liability, because the Company could replace the assets without significant cost or business disruption.

Subsequent valuation of the lease liability is at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts that are expected to be paid according to the residual value guarantee, if the Company changes its valuation, an option will be exercised purchase, extension or termination or if there is an essentially fixed revised lease payment.

When the lease liability is remeasured in this way, an adjustment corresponding to the carrying amount of the right-of-use asset is made or is recorded in the income statement if the carrying amount of the right-of-use asset has been reduced to zero.

The balance sheet shows the following amounts relating to lease liabilities:

At January 1, 2020	4,594,888
Additions	3,531,470
Interest	606,529
Transfer between liabilities(i)	(111,737)
Repayment of principal	(5,424,917)
Payment of interest	(500,922)
Monetary adjustment	306,536
At December 31, 2020	3,001,847
Business Combination (note 9.3)	3,281
Additions	142,562
Interest	426,313
Transfer between liabilities(i)	(54,139)
Repayment of principal	(461,040)
Payment of interest	(165,301)
Monetary adjustment	374,155
At December 31, 2021	3,267,678
Current	405,820
Non-current	2,861,858

(i)      Transfer of railroad concession payable to lease (Note 13).

The Lease agreements have different terms, with longest due to expire in December 2058. The amounts are adjusted annually for inflation rates, as measured by the General Market Price Index (Índice Geral de Preços – Mercado, or “IGP-M,” or Extended National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo), or “IPCA,” or may incur interest based on the TJLP or CDI and some contracts have renewal or purchase options that were considered in determining the classification as lease.

 The Company does not face a significant liquidity risk with regard to the payment of its lease liabilities. Lease liabilities are monitored within the Company's treasury function.

In addition to the payment and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income were recorded for other lease agreements that were not included in the measurement of lease liabilities:

	December 31, 2021	December 31, 2020	December 31, 2019
Variable lease payments not included in the measurement of lease liabilities	35,482	24,045	10,691
Expenses relating to short-term leases	30,507	34,101	37,143
Expenses relating to leases of low-value assets excluding short-term leases of low-value assets	978	1,547	348
	66,967	59,693	48,182